Earnings / (Loss) per share (Tables)	12 Months Ended
Dec. 31, 2024
Earnings per Ordinary Share (USD)
Earnings/(Loss) Per Share - Schedule of Earnings Per Shares, Basic and Diluted

The computation of basic and diluted net earnings / (loss) per share for the Group is as follows:

	12 months ended December 31,
Earnings / (loss) per share	2024	2023	2022
Net income / (loss) (USD'000)	(21,201)	(3,268)	5,770
Effect of potentially dilutive instruments on net gain (USD'000)	n/a	n/a	n/a
Net income / (loss) after effect of potentially dilutive instruments (USD'000)	(21,201)	(3,268)	5,770

Ordinary Shares used in net earnings / (loss) per share computation:
Weighted average shares outstanding - basic	27,749,590	7,799,766	6,610,293
Effect of potentially dilutive equivalent shares	n/a	n/a	-
Weighted average shares outstanding - diluted	27,749,590	7,799,766	6,610,293

Net earnings / (loss) per Ordinary Share
Basic weighted average loss per share (USD)	(0.60)	(0.21)	0.41
Diluted weighted average loss per share (USD)	(0.60)	(0.21)	0.41

F shares used in net earnings / (loss) per share computation:
Weighted average shares outstanding - basic	1,499,700	1,499,700	1,499,700
Effect of potentially dilutive equivalent shares	n/a	n/a	-
Weighted average shares outstanding - diluted	1,499,700	1,499,700	1,499,700

Net earnings / (loss) per F share
Basic weighted average loss per share (USD)	(3.01)	(1.07)	2.04
Diluted weighted average loss per share (USD)	(3.01)	(1.07)	2.04

Shares	2024	2023	2022
Company posted	Net loss	Net loss	Net income
Basic weighted average ordinary shares outstanding	27,749,590	7,799,766	6,610,293
Basic weighted average F shares outstanding	1,499,700	1,499,700	1,499,700
Dilutive effect of common stock equivalents	n/a	n/a	-
Dilutive weighted average common stock outstanding	n/a	n/a	-

Dilutive vehicles with anti-dilutive effect	2024	2023	2022
Ordinary Shares
Total stock options	245,165	-	-
Total convertible instruments	-	1,559,828	-
Total number of Ordinary Shares from dilutive vehicles with anti-dilutive effect	245,165	1,559,828	-

Dilutive vehicles with anti-dilutive effect	2024	2023	2022
F shares
Total stock options	-	77	-
Total number of F Shares from dilutive vehicles with anti-dilutive effect	-	77	-